REAL ESTATE PROPERTIES FOR LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
SCHEDULE OF REAL ESTATE PROPERTY FOR LEASE

Real estate properties for lease, net consisted of the followings:

	As of December 31,
	2023	2024
Plant	$2,294,868	$65,826
Land use right	293,199	8,410
Less: accumulated depreciation and amortization	(349,490)	(13,328)
Total real estate property for lease, net	$2,238,577	$60,908

SCHEDULE OF MINIMUM FUTURE REAL ESTATE LEASE INCOME

As of December 31, 2024, minimum future real estate lease income on non-cancelable leases subsequent to December 31, 2024, in the aggregate and foreach of the five succeeding fiscal years and thereafter, are as follows:

For the fiscal years ended December 31,	Amount
2025	6,120
2026 and thereafter	5,355
Total	$11,475